Capital and Financing Transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions				1 Months Ended	3 Months Ended	10 Months Ended
	Apr. 07, 2026	Apr. 02, 2026	May 28, 2025	Apr. 30, 2026	Apr. 30, 2026	Apr. 01, 2026
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares repurchased and cancelled	15.0			2.1	6.4	20.0
Shares repurchased and cancelled, per share				$ 101.66	$ 100.65	$ 90.47
Reduction of issued capital				$ 218	$ 655	$ 1,846
Subordinated Debentures Redemption [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Cancellation of common shares		15.0	20.0